PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Schedule of prepaid expenses and other current assets (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Custom Deposits In Bank Accounts	[1]	¥ 86,796			¥ 86,796	¥ 63,943
Receivables from third-party payment settlement platform		0			0	0
Finance receivable principal amount		71,202			¥ 71,202			¥ 50,000	$ 10,300
Finance receivable term					1 year
Finance receivable interest percentage					4
Consideration received		97,670	$ 13,990
Financial income | $			$ 50
Custom Deposits [Member]
Custom Deposits In Bank Accounts		¥ 65,000			¥ 65,000	58,000
Training Costs [Member]
Cost Of Revenues					¥ 356,283	¥ 423,586	¥ 230,168
ADS [Member]
Shares subscribed | shares				820,000
Consideration paid | $				$ 13,940

[1]	Deposits mainly represent the customs deposits held in customs bank accounts, which were RMB 58,000 and RMB 65,000 as of December 31, 2018 and 2019, respectively.